Derivatives and Hedging Activities (Details) - Schedule of balance sheet classification and fair values of derivative instruments € in Thousands, $ in Thousands	Sep. 30, 2025 USD ($)	Sep. 30, 2025 EUR (€)	Dec. 31, 2024 USD ($)
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 111,700	€ 59,400
Fair value	849		$ 4,052
Notional amount	196,123		207,163
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	80		71
Notional amount of derivative asset	87,158		29,244
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Accrued expenses and other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(29)		(21)
Notional amount of derivative liability	24,502		82,818
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other current assets [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset			89,414
Fair value derivative asset	2,104		4,005
Notional amount of derivative asset	53,904
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Accrued expenses and other current liabilities [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset			3
Fair value derivative liability	(1,306)
Notional amount of derivative liability	$ 30,559		$ 5,687